Lease liabilities - Disclosure of detailed information about lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balance - January 1	$ 7,622	$ 8,496
New liability	1,352	0
Payments of liabilities	(973)	(874)
Balance - December 31	8,001	7,622
Current	1,122	921
Non-current	6,879	6,701
Balance - December 31	$ 8,001	$ 7,622